Other Post-Employment Benefits - Disclosure of the consolidated statements of comprehensive loss in respect of these defined benefit plans (Details) - Other Post Employment Benefits [Member] - CAD ($)
$ in Millions
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligation	$ 239.8	$ 297.8	$ 267.3
Fair value of plan assets	0.0	0.0
Accrued other post-employment benefit obligation	$ 239.8	$ 297.8